Cash and Securities Segregated Under Federal Regulations and Other Requirements (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Securities Segregated Under Federal Regulations and Other Requirements [Abstract]
United States Treasury Bills in special reserve bank custody account for exclusive benefit of brokerage customers of SCB LLC	$ 800,000,000	$ 1,500,000,000	$ 1,200,000,000
Restricted funds held for benefit of customers by AllianceBernstein Investments, Inc.	$ 39,900,000	$ 42,200,000	$ 39,900,000